Risk management - Disclosure of concentrations, credit with mortgage guarantee to households for house acquisition (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Financial assets	€ 283,497	€ 243,203	€ 193,716
Gross carrying amount | Property assets from home purchase mortgage loans to households | Spain
Disclosure of credit risk exposure [line items]
Financial assets	59,316	61,097	63,688
Gross carrying amount | Property assets from home purchase mortgage loans to households | Spain | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	789	924	1,088
With mortgage collateral | Gross carrying amount | Property assets from home purchase mortgage loans to households | Spain
Disclosure of credit risk exposure [line items]
Financial assets	59,108	60,882	63,400
With mortgage collateral | Gross carrying amount | Property assets from home purchase mortgage loans to households | Spain | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	778	€ 908	€ 1,064
Less than or equal to 40% | With mortgage collateral | Gross carrying amount | Property assets from home purchase mortgage loans to households | Spain
Disclosure of credit risk exposure [line items]
Financial assets	17,205
Less than or equal to 40% | With mortgage collateral | Gross carrying amount | Property assets from home purchase mortgage loans to households | Spain | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	114
More than 40% and less than or equal to 60% | With mortgage collateral | Gross carrying amount | Property assets from home purchase mortgage loans to households | Spain
Disclosure of credit risk exposure [line items]
Financial assets	20,085
More than 40% and less than or equal to 60% | With mortgage collateral | Gross carrying amount | Property assets from home purchase mortgage loans to households | Spain | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	167
More than 60% and less than or equal to 80% | With mortgage collateral | Gross carrying amount | Property assets from home purchase mortgage loans to households | Spain
Disclosure of credit risk exposure [line items]
Financial assets	17,955
More than 60% and less than or equal to 80% | With mortgage collateral | Gross carrying amount | Property assets from home purchase mortgage loans to households | Spain | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	189
More than 80% and less than or equal to 100% | With mortgage collateral | Gross carrying amount | Property assets from home purchase mortgage loans to households | Spain
Disclosure of credit risk exposure [line items]
Financial assets	2,925
More than 80% and less than or equal to 100% | With mortgage collateral | Gross carrying amount | Property assets from home purchase mortgage loans to households | Spain | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	130
More than 100% | With mortgage collateral | Gross carrying amount | Property assets from home purchase mortgage loans to households | Spain
Disclosure of credit risk exposure [line items]
Financial assets	938
More than 100% | With mortgage collateral | Gross carrying amount | Property assets from home purchase mortgage loans to households | Spain | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	€ 178